Related Party Transactions - Officer and Shareholder Advances	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions - Officer and Shareholder Advances

Note 3. Related Party Transactions – Officer and Shareholder Advances

Amounts due related party represents cash advances, salary accruals, notes payable, and amounts paid on our behalf by an officer and shareholders of the Company. These advances are non-interest bearing, short term in nature and due on demand. The balance at March 31, 2019 and December 31, 2018 was $10,974. Notes payable to related parties at March 31, 2019 and December 31, 2018 totaled $17,885 with a 2% annual interest rate. Currently the company has defaulted on all of their related party loan obligations. Forbearance has been granted by the related parties on all loans. Salary accruals for the three-month periods ended March 31, 2019 and 2018 amounted to $62,250 and $81,000 respectively and net cash advances amounted to $0 and $2,770, respectively for the periods ended March 31, 2019 and 2018.  Total unpaid accrued salary was $74,350 and $348,800 as of March 31, 2019 and December 31, 2018, respectively. On March 21, 2019 all parties to the employment and service agreements converted amounts due thereunder at December 31, 2018 into 8,600,298 shares of common stock.

On December 19, 2017 we entered into an Employment Services Agreements with our Chief Executive Officer and our President and an Executive Management Consulting Agreement with our former Chief Executive Officer. The Agreements have a two-year term and are subject to automatic renewal for successive periods of one year unless either we or the counterparties give the other written notice of intention to not renew at least 30 days prior to the end of the existing term. The Agreement with our current and former Chief Executive Officers provide for base compensation of $150,000 and a base annual salary of $24,000 for our President. The compensation payments are payable in bi-weekly installments. In the event any of the payments are not made within 30 days of the due date, they will accrue interest at the rate of 10% per annum.

The Agreements contain customary termination provisions including terminations with or without cause, for good reason or voluntarily, non-competition and non-solicitation provisions, and an inventions and patents provision which provides that all the work produced by the counterparties, which is created, designed, conceived or developed by them in the course of their employment under the Agreements belong to us. Effective as of January 1, 2018, the agreements were modified to remove the conversion right provisions. On February 15, 2019 the Executive Management Consulting Agreement with our former Chief Executive Officer was terminated by mutual agreement.

During the periods ended March 31, 2019 and 2018 we recorded interest accruals of $4,645 and $658, respectively related to the contracts.

Note 4. Related Party Transactions – Officer and Shareholder Advances

Parties, which can be a corporation or an individual, are considered to be related if we have the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Amounts due related party represents cash advances, salary accruals, notes payable, and amounts paid on our behalf by an officer and shareholders of the Company. These advances are non-interest bearing, short term in nature and due on demand. The balance at December 31, 2018 and 2017, was $10,974 and $7,675, respectively. Notes payable to related parties at December 31, 2018 and 2017 totaled $17,585 with a 2% annual interest rate. Currently the company has defaulted on all of its related party loan obligations. Forbearance has been granted by the related parties on all loans. Salary accruals for each year amounted to $324,000 and $154,600 respectively and net cash advances amounted to $3,599 and $29,310, respectively for the years ended December 31, 2018 and 2017.  The maximum amount owed to related parties during the years ended December 31, 2018 and 2017 were $968,781 and $735,949. During December 2018 the former chief executive and current shareholder of the Company agreed to cancel an aggregate of $576,354 of amounts due him as of December 31, 2017 by way of a capital contribution of $526,887 and the exercise of stock options for 10,946,688 shares of common stock having an aggregate exercise price of $49,467. Total unpaid accrued salary was $348,800 and $601,154 as of December 31, 2018 and 2017, respectively. Subsequent to December 31, 2018 all parties to the employment and service agreements converted amounts due thereunder at December 31, 2018 into shares of common stock.

On December 19, 2017 we entered into an Employment Services Agreements with our Chief Executive Officer and our President and an Executive Management Consulting Agreement with our former Chief Executive Officer. The Agreements have a two-year term and are subject to automatic renewal for successive periods of one year unless either we or the counterparties give the other written notice of intention to not renew at least 30 days prior to the end of the existing term. The Agreement with our current and former Chief Executive Officers provide for base compensation of $150,000 and a base annual salary of $24,000 for our President. The compensation payments are payable in bi-weekly installments. In the event any of the payments are not made within 30 days of the due date, they will accrue interest at the rate of 10% per annum.

The Agreements contain customary termination provisions including terminations with or without cause, for good reason or voluntarily, non-competition and non-solicitation provisions, and an inventions and patents provision which provides that all the work produced by the counterparties, which is created, designed, conceived or developed by them in the course of their employment under the Agreements belong to us. Effective as of January 1, 2018, the agreements were modified to remove the conversion right provisions. On February 15, 2019 the Executive Management Consulting Agreement with our former Chief Executive Officer was terminated by mutual agreement.

During the year ended December 31, 2018 we recorded interest accruals of $14,788 related to the agreements.